February 25, 2014

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Room 5506, Stop 5-5

Washington, D.C. 20549

Attn:	Ms. Amy Miller
Division of Investment Management

Re: Post-Effective Amendment Nos. 46 for the ICON Funds, Securities Act Registration No. 333-14927 and Investment Company Act File No. 811-7883

Dear Ms. Miller

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we are filing, on behalf of the ICON Funds, Post-Effective Amendment Nos. 46 to its registration statement on Form N-1A (“the PEA”) to be effective May 5, 2014.

Effective May 5, 2014 the Board of Trustees of the ICON Funds has changed the name of the ICON Asia-Pacific Region Fund to the Emerging Markets Fund, and expanded the scope of its strategy to invest in Emerging Markets. Moreover, we are notifying all shareholders of the ICON Asia-Pacific Fund name and strategy changes to the ICON Emerging Markets Fund pursuant to Rule 35d-1 and we intend to include a copy of the revised Summary Prospectus, as reprinted, with that notice. You will note that the revised prospectus includes additional risk factors relating to emerging markets and that we have added an expense limitation to ICON Emerging Markets Fund Class S shareholders of 1.55%.

In addition, to the changes in the Asia-Pacific Region Fund prospectus, the ICON Europe Fund will be closed to new investors effective May 5, 2015.

The Registrant is aware of its obligations under the Securities Act of 1933 and acknowledges that:

•	The ICON Funds, not the Staff, are responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	Staff comments, or changes to disclosure by the ICON Funds in response to Staff comments, does not relieve the ICON Funds of our responsibility for disclosure; and

•	The ICON Funds may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws.

Securities and Exchange Commission

February 25, 2014

If you have any questions, comments or desire further information, contact me, at (303) 328-9207, or counsel to the Trust, Charles W. Lutter Jr. at (210) 496-5438, at any time.

Sincerely,

Donald Salcito, Esq., Secretary of the Trust